Financial Instruments and Risk Management - Currency Risk (Details) - Foreign currency forwards and swaps $ in Millions	Dec. 31, 2021 USD ($)
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 3.6
Cash and cash equivalents | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	9.2
Cash and cash equivalents | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.8
Cash and cash equivalents | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16.9
Cash and cash equivalents | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3.4
A/R | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7.8
A/R | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	39.3
A/R | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
A/R | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19.6
A/R | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8.4
Income taxes and value-added taxes receivable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14.1
Income taxes and value-added taxes receivable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.0
Income taxes and value-added taxes receivable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10.5
Income taxes and value-added taxes receivable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6.5
Income taxes and value-added taxes receivable | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4.4
Other financial assets | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Other financial assets | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2.0
Other financial assets | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.5
Other financial assets | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.6
Other financial assets | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.6
Pension and non-pension post-employment liabilities | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(84.8)
Pension and non-pension post-employment liabilities | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.6)
Pension and non-pension post-employment liabilities | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19.7)
Pension and non-pension post-employment liabilities | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1.2)
Pension and non-pension post-employment liabilities | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes payable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1.2)
Income taxes and value-added taxes payable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.3)
Income taxes and value-added taxes payable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5.9)
Income taxes and value-added taxes payable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(14.2)
Income taxes and value-added taxes payable | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.4)
A/P and certain accrued and other liabilities and provisions | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(88.7)
A/P and certain accrued and other liabilities and provisions | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(39.2)
A/P and certain accrued and other liabilities and provisions | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(32.5)
A/P and certain accrued and other liabilities and provisions | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(56.7)
A/P and certain accrued and other liabilities and provisions | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28.7)
Net financial assets (liabilities) | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(149.2)
Net financial assets (liabilities) | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11.4
Net financial assets (liabilities) | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(46.3)
Net financial assets (liabilities) | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(28.5)
Net financial assets (liabilities) | Malaysian ringgit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (11.3)